ACR Opportunity Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 87.9%
	COMMUNICATIONS — 9.7%
12,000	IAC, Inc.*	$633,360
184,500	Liberty Global Ltd. - Class A*[1]	3,570,075
17,839	Liberty Latin America Ltd. - Class C*[1]	168,935
281,000	Vodafone Group PLC - ADR[2]	2,745,370
		7,117,740
	CONSUMER DISCRETIONARY — 22.5%
65,800	General Motors Co.[2]	3,275,524
1,000,000	JD Sports Fashion PLC	1,822,826
16,000	Lennar Corp.	2,701,280
58,500	Magna International, Inc.[1]	2,458,755
30,000	MGM Resorts International*	1,127,700
180,000	Nerdy, Inc.*	194,400
16,000	Opmobility	153,725
200,000	Victoria PLC*	362,622
243,000	Vistry Group PLC*	4,354,755
		16,451,587
	CONSUMER STAPLES — 5.9%
150,000	B&M European Value Retail S.A.	880,240
800,000	Budweiser Brewing Co. APAC Ltd.[3]	911,724
500,000	Greencore Group PLC*	1,226,688
20,000	Premium Brands Holdings Corp.	1,297,766
		4,316,418
	ENERGY — 1.6%
8,000	Chevron Corp.	1,183,600
	FINANCIALS — 23.9%
339,000	Barclays PLC - ADR[2]	4,125,630
52,500	Citigroup, Inc.[2]	3,288,600
2,700	Fairfax Financial Holdings Ltd.[1,2]	3,253,500
56,000	Jefferies Financial Group, Inc.[2]	3,357,200
70,000	Power Corp. of Canada	2,148,772
59,952	Protector Forsikring A.S.A.	1,279,714
		17,453,416
	HEALTH CARE — 1.7%
100,000	Medmix A.G.[3]	1,232,796
	INDUSTRIALS — 16.2%
29,400	Ashtead Group PLC	2,093,513
36,000	DCC PLC	2,543,693
960,000	Eurocell PLC	1,866,036
10,000	FedEx Corp.	2,987,700

ACR Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
125,000	ISS A/S	$2,307,527
		11,798,469
	MATERIALS — 1.5%
33,000	Winpak Ltd.	1,117,059
	REAL ESTATE — 1.7%
248,039	Five Point Holdings LLC - Class A*	816,048
5,000	Howard Hughes Holdings, Inc.*	376,100
777	Seaport Entertainment Group, Inc.*	23,916
		1,216,064
	TECHNOLOGY — 3.2%
20,000	Dell Technologies, Inc. - Class C	2,310,800
	TOTAL COMMON STOCKS
	(Cost $50,262,919)	64,197,949
	PREFERRED STOCKS — 0.8%
	ENERGY — 0.8%
3,201	EPI Preferred Holdings, Inc.*[4,5,6]	598,555
	TOTAL PREFERRED STOCKS
	(Cost $185,363)	598,555

Principal Amount
	SHORT-TERM INVESTMENTS — 9.1%
$6,685,890	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[7]	6,685,890
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,685,890)	6,685,890
	TOTAL INVESTMENTS — 97.8%
	(Cost $57,134,172)	71,482,394
	Other Assets in Excess of Liabilities — 2.2%	1,570,985
	TOTAL NET ASSETS — 100.0%	$73,053,379

Number of Shares
	SECURITIES SOLD SHORT — (0.4)%
	EXCHANGE-TRADED FUNDS — (0.4)%
(1,300)	iShares Russell 2000 ETF	(286,104)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $199,093)	(286,104)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $199,093)	$(286,104)

ACR Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2024 (Unaudited)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LLC – Limited Liability Company
PLC – Public Limited Company

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $11,029,325, which represents 15.1% of total net assets of the Fund.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,144,520 which represents 2.9% of total net assets of the Fund.
[4]The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[5]Post-reorganization assets.
[6]Security in a privately owned company.
[7]The rate is the annualized seven-day yield at period end.